UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC,
           the General Partner of North Run Capital, LP

Phone:     617.310.6130

Signature, Place, and Date of Signing:

     *
     _________________________________________
     Thomas B. Ellis     Boston, Massachusetts     November 13, 2009

     *
     _________________________________________
     Todd B. Hammer      Boston, Massachusetts     November 13, 2009

     *  By: /S/ SARAH L. FILION
        -----------------------------------------
        Sarah L. Filion, Attorney-in-Fact
        Pursuant to Powers of Attorney incorporated
        by reference to the 13F Report filed on
        May 15, 2009.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $280,240 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     2881   800300 SH       SOLE                   800300
ALLEGHENY ENERGY INC           COM              017361106    35917  1354348 SH       SOLE                  1354348
HEALTH NET INC                 COM              42222G108    35004  2273000 SH       SOLE                  2273000
INTERVAL LEISURE GROUP INC     COM              46113M108    22878  1836133 SH       SOLE                  1836133
MCDERMOTT INTL INC             COM              580037109     5054   200000 SH       SOLE                   200000
MCKESSON CORP                  COM              58155Q103    37338   627000 SH       SOLE                   627000
MI DEVS INC                    CL A SUB VTG     55304X104    31820  2365800 SH       SOLE                  2365800
SARA LEE CORP                  COM              803111103    28448  2553700 SH       SOLE                  2553700
SPARK NETWORKS INC             COM              84651P100     2967  1318525 SH       SOLE                  1318525
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     8760  1327300 SH       SOLE                  1327300
TAL INTL GROUP INC             COM              874083108    14220  1000000 SH       SOLE                  1000000
TRIPLE-S MGMT CORP             CL B             896749108    21801  1300000 SH       SOLE                  1300000
WELLPOINT INC                  COM              94973V107    33152   700000 SH       SOLE                   700000